Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets amortization expense, year one	$ 29
Intangible assets amortization expense, year two	29
Intangible assets amortization expense, year three	29
Intangible assets amortization expense, year four	29
Intangible assets amortization expense, year five	$ 29